S000031351 [Member] Expense Example - S000031351 [Member]	Jul. 31, 2025 USD ($)
C000158967 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,006
C000097402 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,163
Expense Example, with Redemption, 10 Years	1,885
C000097404 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,018
Expense Example, with Redemption, 10 Years	2,019
C000097409 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	$ 1,100